Nuveen AMT-Free Municipal Credit Income
Fund
Portfolio of Investments January 31, 2024
(Unaudited)
NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 162.7%  (98.7% of Total Investments)
X –
MUNICIPAL BONDS - 160 .7% ( 97 .5 % of Total Investments) X 4,755,306,697
Alabama - 2.3% (1.4% of Total Investments)
$ 3,645 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 $ 3,669,294
4,210 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/43
7/28 at 100.00 4,157,469
7,500 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 2/01/53, (Mandatory Put
6/01/29)
3/29 at 100.15 8,000,811
2,285 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.250%, 10/01/49
10/33 at 100.00 2,481,402
30,730 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call 33,456,027
8,100 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 8,099,817
The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A
:
1,000 5.250%, 8/01/30 8/26 at 100.00 974,576
1,300 5.500%, 8/01/35 8/26 at 100.00 1,263,325
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
2,914 4.500%, 5/01/32, 144A 5/29 at 100.00 2,846,842
4,220 5.250%, 5/01/44, 144A 5/29 at 100.00 4,096,763
Total Alabama 69,046,326
Alaska - 0.6% (0.3% of Total Investments)
2,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2024A-II, 4.700%, 12/01/49, (WI/DD)
6/33 at 100.00 2,022,778
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1
:
4,490 4.000%, 6/01/41 6/31 at 100.00 4,478,669
8,100 4.000%, 6/01/50 6/31 at 100.00 7,585,214
915 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50
6/31 at 100.00 924,821
14,045 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 1,862,647
Total Alaska 16,874,129
Arizona - 2.2% (1.3% of Total Investments)
1,475 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47, 144A
7/27 at 100.00 1,391,431
6,290 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 5,767,075
3,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A
6/28 at 100.00 3,396,287
3,142 (c) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A
7/27 at 100.00 2,419,491

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 4,885 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/56
5/26 at 103.00 $ 4,130,237
1,350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/56, 144A
7/31 at 100.00 1,038,514
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B
:
1,730 5.000%, 7/01/49, 144A 7/29 at 100.00 1,644,021
1,975 5.000%, 7/01/54, 144A 7/29 at 100.00 1,851,953
800 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/47
7/26 at 100.00 804,525
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B
:
6,000 5.500%, 7/01/37 - FGIC Insured No Opt. Call 7,504,773
8,755 5.500%, 7/01/39 - FGIC Insured No Opt. Call 10,852,326
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
:
620 5.000%, 7/01/35, 144A 7/25 at 100.00 622,659
1,025 5.000%, 7/01/46, 144A 7/25 at 100.00 974,464
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
1,130 5.250%, 7/01/36 7/26 at 100.00 1,131,023
1,850 5.375%, 7/01/46 7/26 at 100.00 1,771,736
2,135 5.500%, 7/01/51 7/26 at 100.00 2,044,339
2,920 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 2,925,075
3,050 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50, 144A
2/28 at 100.00 3,124,802
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
6,120 5.000%, 12/01/32 No Opt. Call 6,547,989
2,365 5.000%, 12/01/37 No Opt. Call 2,573,363
2,000 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%,
8/01/33
2/24 at 100.00 2,001,196
Total Arizona 64,517,279
Arkansas - 0.7% (0.4% of Total Investments)
Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006
:
2,635 0.000%, 7/01/36 - AMBAC Insured No Opt. Call 1,628,622
20,480 0.000%, 7/01/46 - AMBAC Insured No Opt. Call 7,180,976
1,230 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 4.250%, 3/01/48
3/33 at 100.00 1,227,203
11,425 Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2023B, 4.125%, 8/01/50 - BAM Insured
2/30 at 100.00 11,335,488
Total Arkansas 21,372,289

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 11.7% (7.1% of Total Investments)
$ 6,135 Alhambra Unified School District, Los Angeles County, California, General
Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/30 -
AGC Insured
No Opt. Call $ 5,042,276
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C
:
6,820 (d) 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 4,802,235
5,795 0.000%, 9/01/35 - AGM Insured No Opt. Call 3,901,663
4,100 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 4,107,585
3,875 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2022C, 2.500%, 11/01/46 - BAM
Insured
11/31 at 100.00 2,869,146
1,650 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 1,745,325
2,325 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 1,607,541
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1, 3.000%,
2/01/57, 144A
8/32 at 100.00 1,332,778
310 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 320,335
50,460 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 9,656,581
1,500 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Senior Series
2020A, 4.000%, 6/01/49
12/30 at 100.00 1,432,246
12,940 (e) California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49, (UB)
No Opt. Call 16,088,091
5,000 (e) California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49
No Opt. Call 6,216,419
10,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2021V-2, 5.000%, 4/01/51
No Opt. Call 12,442,644
8,300 (e) California Educational Facilities Authority, Revenue Bonds,Stanford
University, Refunding Series 2014U-6, 5.000%, 5/01/45, (UB)
No Opt. Call 10,335,650
1,000 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54
8/25 at 100.00 1,015,241
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A
:
3,065 5.000%, 7/01/31, 144A 7/26 at 100.00 3,095,375
1,000 5.000%, 7/01/36, 144A 7/26 at 100.00 1,002,208
555 5.000%, 7/01/41, 144A 7/26 at 100.00 533,752
195 5.000%, 7/01/46, 144A 7/26 at 100.00 182,995
California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
:
260 5.000%, 6/01/36 6/26 at 100.00 264,516
435 5.000%, 6/01/46 6/26 at 100.00 435,469
3,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 3,037,446

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 5,425 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 $ 5,528,811
2,050 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 2,058,205
735 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/46, 144A
6/26 at 100.00 693,428
715 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 719,156
570 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A, 5.125%, 6/01/47,
144A
6/26 at 100.00 569,573
80 California State, General Obligation Bonds, Series 2002, 5.000%,
10/01/32 - NPFG Insured
3/24 at 100.00 80,091
5 California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31
- AMBAC Insured
3/24 at 100.00 5,006
7,305 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 7,297,496
64,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 64,549,064
7,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 7,276,084
4,000 (d) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 4.000%,
7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 4,016,634
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
16 (c),(f) 5.750%, 7/01/30 1/22 at 100.00 16,594
48 (c),(f) 5.750%, 7/01/35 1/22 at 100.00 47,892
5,000 (d) Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured, (ETM)
No Opt. Call 4,784,045
5,330 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 3,549,899
4,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 2,740,528
3,410 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33
- AGM Insured
No Opt. Call 2,490,283
14,375 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006 Refunding
Series 2009C, 0.000%, 8/01/39 - AGM Insured
No Opt. Call 7,471,002
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47, 144A
5/32 at 100.00 1,598,740
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57, 144A
5/32 at 100.00 3,399,645

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2,
4.000%, 6/01/58, 144A
6/31 at 100.00 $ 3,730,293
4,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 3,638,338
15,985 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.125%, 7/01/56, 144A
7/32 at 100.00 10,643,216
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%,
12/01/56
12/31 at 100.00 3,444,212
2,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 1,671,189
12,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 9,418,922
El Rancho Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2010 Series 2011A
:
2,615 6.900%, 8/01/31 - AGM Insured 8/28 at 100.00 3,095,071
3,600 7.050%, 8/01/34 - AGM Insured 8/28 at 100.00 4,276,720
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A
:
3,960 0.000%, 1/15/34 - AGM Insured No Opt. Call 2,808,118
5,000 0.000%, 1/15/35 - AGM Insured No Opt. Call 3,398,257
910 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 6.850%, 1/15/42
1/31 at 100.00 1,111,174
4,595 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%,
1/15/53
7/29 at 100.00 3,876,653
11,860 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 1,378,151
1,825 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 1,911,516
Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006
:
5,600 0.000%, 11/01/24 - AGM Insured No Opt. Call 5,467,720
5,795 0.000%, 11/01/25 - AGM Insured No Opt. Call 5,485,339
1,075 Lincoln Public Financing Authority, Placer County, California, Twelve
Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A,
4.375%, 9/02/25 - AGM Insured
3/24 at 100.00 1,076,376
310 Monterey Peninsula Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2020, Series B, 4.000%,
8/01/51, (WI/DD)
No Opt. Call 309,734
7,575 (g) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 7,521,936
3,310 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call 4,293,023

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
Oceanside Unified School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A
:
$ 3,960 0.000%, 8/01/26 - AGC Insured No Opt. Call $ 3,660,648
605 (d) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 564,585
540 (d) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 503,927
530 (d) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 494,595
270 (d) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 251,964
1,715 0.000%, 8/01/28 - AGC Insured No Opt. Call 1,490,827
225 (d) 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call 199,761
170 (d) 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call 150,930
110 (d) 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call 97,661
3,905 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38
8/25 at 100.00 3,923,387
Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021
:
2,560 2.000%, 11/01/42 11/30 at 100.00 1,818,389
1,940 2.125%, 11/01/44 11/30 at 100.00 1,359,079
3,700 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 - NPFG
Insured
No Opt. Call 3,518,032
7,935 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 9,258,184
9,145 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%, 8/01/30
- AMBAC Insured
No Opt. Call 7,359,207
290 San Bernardino Community College District, San Bernardino and
Riverside Counties, California, General Obligation Bonds, Election 2018
Series 2023B, 4.125%, 8/01/49
8/31 at 100.00 292,814
San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015
:
480 5.000%, 9/01/40 9/25 at 100.00 487,222
905 5.000%, 9/01/46 9/25 at 100.00 916,243
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
2,680 (d) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 2,733,078
8,275 (d) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 8,438,886
3,400 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - NPFG Insured
No Opt. Call 2,799,719
4,340 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 - AGM
Insured
No Opt. Call 3,007,952
5,690 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/42
8/25 at 41.10 2,190,046
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A
:
1,265 (d) 6.250%, 7/01/24, (ETM) No Opt. Call 1,281,183
1,265 6.250%, 7/01/24 No Opt. Call 1,281,025
605 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 636,412
Total California 347,631,407

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 9.0% (5.5% of Total Investments)
$ 4,300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 $ 3,548,435
850 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/39
9/24 at 103.00 824,474
Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A
:
806 5.500%, 12/01/36 3/24 at 101.00 809,327
1,175 5.750%, 12/01/46 3/24 at 101.00 1,175,561
700 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/47
3/24 at 102.00 675,714
3,410 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
3/24 at 102.00 3,416,564
1,690 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
3/24 at 102.00 1,691,228
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
1,140 5.000%, 12/01/37, 144A 3/24 at 102.00 1,117,017
5,465 5.000%, 12/01/47, 144A 3/24 at 102.00 5,051,961
4,475 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 4,109,101
930 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 779,830
1,165 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series 2015A,
5.000%, 12/01/38
12/24 at 100.00 1,174,694
3,675 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Vanguard School Project, Refunding & Improvement
Series 2016, 3.750%, 6/15/47
6/26 at 100.00 3,236,448
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 1,414,478
Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project,
Refunding Series 2017
:
2,460 (d) 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 2,629,654
23,470 (d) 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 25,088,611
5,780 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 5,453,962
4,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/50
12/27 at 103.00 4,223,614
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A
:
1,410 (d) 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 1,442,721
2,000 (d) 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 2,046,413
5,870 (d) 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 6,006,223
6,920 (d) 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 7,080,590

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,035 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 $ 2,026,703
13,610 Colorado Housing and Finance Authority, Multifamily Project Bonds, Class
I Series 2020B, 2.350%, 10/01/43
10/29 at 100.00 9,943,187
4,105 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
3/24 at 103.00 4,108,406
600 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 558,964
1,480 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 5.250%, 12/01/47
3/24 at 102.00 1,454,904
1,255 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
3/24 at 102.00 1,230,416
500 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 500,648
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
2,125 5.250%, 12/01/39, 144A 3/24 at 103.00 2,150,913
425 5.250%, 12/01/39, 144A 3/24 at 103.00 430,183
11,700 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call 5,788,340
6,525 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call 6,023,095
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
17,030 0.000%, 9/01/25 - NPFG Insured No Opt. Call 16,200,205
10,005 0.000%, 9/01/32 - NPFG Insured No Opt. Call 7,581,540
43,090 0.000%, 9/01/33 - NPFG Insured No Opt. Call 31,436,826
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A
:
20,000 0.000%, 9/01/27 - NPFG Insured No Opt. Call 17,895,692
1,180 0.000%, 9/01/28 - NPFG Insured No Opt. Call 1,024,066
7,000 0.000%, 9/01/34 - NPFG Insured No Opt. Call 4,911,129
5,575 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 5,642,987
590 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 569,012
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/39
12/24 at 103.00 483,943
Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015
:
1,005 (c) 5.750%, 12/15/46 3/24 at 100.00 899,362
5,355 (c) 6.000%, 12/15/50 3/24 at 100.00 4,859,451
860 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35
12/25 at 100.00 861,865
5,155 North Range Metropolitan District 1, Adams County, Colorado, General
Obligation Bonds, Series 2016B, 3.500%, 12/01/45
12/25 at 100.00 4,466,039

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A
:
$ 978 5.625%, 12/01/37 3/24 at 102.00 $ 989,249
1,000 5.750%, 12/01/47 3/24 at 102.00 1,008,771
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
3,380 5.000%, 12/01/39 12/24 at 103.00 3,285,561
6,900 5.000%, 12/01/49 12/24 at 103.00 6,392,276
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016
:
660 5.000%, 12/01/36 12/26 at 100.00 677,130
1,060 5.000%, 12/01/46 12/26 at 100.00 1,070,301
660 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 666,454
1,335 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41,
144A
3/26 at 103.00 1,253,886
4,000 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 2,309,314
2,760 Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 2,764,785
1,500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,198,058
Reata South Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
:
1,310 5.375%, 12/01/37 3/24 at 103.00 1,321,841
3,265 5.500%, 12/01/47 3/24 at 103.00 3,283,698
5,050 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 3.000%, 7/15/37
1/31 at 100.00 4,596,533
1,320 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 1,175,578
917 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/46
3/24 at 101.00 864,644
1,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.000%, 12/01/37
3/24 at 102.00 1,000,873
STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A
:
1,000 5.000%, 12/01/38 12/24 at 103.00 953,256
570 5.000%, 12/01/49 12/24 at 103.00 528,795
765 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 4.250%, 12/01/50
12/25 at 102.00 668,293
2,765 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 2,547,053
450 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 406,511

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 $ 383,555
900 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 735,984
3,410 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2020, 5.000%, 12/01/50 - AGM Insured
12/29 at 100.00 3,579,891
8,260 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 7,961,209
Total Colorado 265,667,995
Connecticut - 4.5% (2.7% of Total Investments)
Bridgeport, Connecticut, General Obligation Bonds, Series 2014A
:
2,345 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 2,360,867
1,600 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 1,610,147
2,800 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 2,868,950
Bridgeport, Connecticut, General Obligation Bonds, Series 2017A
:
1,470 5.000%, 11/01/36 11/27 at 100.00 1,558,080
750 5.000%, 11/01/37 11/27 at 100.00 792,092
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Childrens Medical Center and Subsidiaries, Series 2023E,
4.250%, 7/15/53
1/33 at 100.00 1,466,377
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 1,077,894
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A
:
590 5.000%, 9/01/46, 144A 9/26 at 100.00 506,458
2,540 5.000%, 9/01/53, 144A 9/26 at 100.00 2,076,179
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54, 144A
10/24 at 104.00 2,292,221
1,915 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 1,944,542
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
2,770 4.000%, 7/01/41 7/29 at 100.00 2,385,474
2,000 4.000%, 7/01/49 7/29 at 100.00 1,635,568
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L
:
6,000 4.125%, 7/01/41 7/25 at 100.00 6,015,219
1,745 5.000%, 7/01/45 7/25 at 100.00 1,766,257
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M
:
500 5.000%, 7/01/34 7/26 at 100.00 518,145
1,250 5.000%, 7/01/36 7/26 at 100.00 1,289,321
5,145 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 5,280,984
4,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 3,706,616

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 2,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/38
7/28 at 100.00 $ 2,278,341
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014E
:
2,610 5.000%, 7/01/32 7/24 at 100.00 2,626,367
2,740 5.000%, 7/01/33 7/24 at 100.00 2,757,098
900 5.000%, 7/01/34 7/24 at 100.00 905,522
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2023B
:
1,775 4.500%, 11/15/43 5/32 at 100.00 1,800,093
13,425 (e) 4.650%, 11/15/48, (UB) 5/32 at 100.00 13,610,226
3,500 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 3,532,945
2,630 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 2,705,788
3,750 Connecticut State, General Obligation Bonds, Series 2017A, 5.000%,
4/15/35
4/27 at 100.00 3,984,141
Connecticut State, General Obligation Bonds, Series 2018A
:
2,315 5.000%, 4/15/37 4/28 at 100.00 2,487,405
5,000 5.000%, 4/15/38 4/28 at 100.00 5,344,077
1,035 Connecticut State, General Obligation Bonds, Series 2018E, 5.000%,
9/15/37
9/28 at 100.00 1,117,250
1,380 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 1,416,496
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
:
5,300 5.000%, 9/01/33 9/26 at 100.00 5,569,508
1,075 5.000%, 9/01/34 9/26 at 100.00 1,128,587
3,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/33
9/24 at 100.00 3,525,219
Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Refunding Series 2014B
:
500 (d) 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 505,248
1,000 (d) 5.000%, 8/15/31, (Pre-refunded 8/15/24) 8/24 at 100.00 1,010,496
55 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
3/24 at 100.00 55,037
225 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/32 - BAM Insured
8/24 at 100.00 227,049
2,315 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 2,344,318
10,015 (d) Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42,
(Pre-refunded 11/01/24)
11/24 at 100.00 10,160,913
2,285 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/36
7/28 at 100.00 2,486,353
1,550 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/35 - AGM Insured
8/26 at 100.00 1,616,678
985 (d) New Haven, Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 8/01/33, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 994,360

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
New Haven, Connecticut, General Obligation Bonds, Series 2015
:
$ 790 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 $ 813,940
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 1,668,595
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 513,565
New Haven, Connecticut, General Obligation Bonds, Series 2017A
:
1,045 5.000%, 8/01/35 8/27 at 100.00 1,100,033
1,425 5.000%, 8/01/36 8/27 at 100.00 1,496,091
900 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call 908,353
795 (d) South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded
8/01/24)
8/24 at 100.00 802,751
2,220 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-Second Series 2016B, 5.000%, 8/01/37
8/26 at 100.00 2,321,860
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
3/24 at 100.00 500,509
1,285 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 1,001,394
1,005 Town of Hamden, Connecticut, General Obligation Bonds, Refunding
Series 2018A, 5.000%, 8/15/30 - BAM Insured
8/28 at 100.00 1,086,992
2,250 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 2,343,697
Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015
:
445 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 460,490
390 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 403,552
610 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 631,101
445 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 460,270
445 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 460,155
Total Connecticut 132,314,254
Delaware - 0.2% (0.1% of Total Investments)
Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A
:
450 4.625%, 7/01/49, (WI/DD) No Opt. Call 451,080
700 4.700%, 7/01/54, (WI/DD) No Opt. Call 701,651
Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A
:
3,010 5.000%, 7/01/48 1/28 at 100.00 2,985,488
1,000 5.000%, 7/01/58 1/28 at 100.00 968,517
Total Delaware 5,106,736
District of Columbia - 3.6% (2.2% of Total Investments)
3,780 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
2/24 at 100.00 3,625,259
184,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
3/24 at 25.38 44,957,621
2,620 District of Columbia, Income Tax Secured Revenue Bonds, Series 2023A,
5.250%, 5/01/48
5/33 at 100.00 2,967,844
1,500 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A, 5.000%, 7/01/42
7/24 at 103.00 1,365,225

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A
:
$ 2,350 4.000%, 10/01/52 - AGM Insured 10/31 at 100.00 $ 2,264,379
17,595 2.750%, 10/01/53 - AGM Insured 10/31 at 100.00 12,326,214
22,015 3.000%, 10/01/53 - AGM Insured 10/31 at 100.00 16,330,870
11,000 (d) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 12,030,159
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 11,091,427
Total District of Columbia 106,958,998
Florida - 4.0% (2.4% of Total Investments)
990 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 983,792
1,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/50, 144A
7/26 at 100.00 858,082
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
1,290 6.100%, 8/15/38, 144A 8/28 at 100.00 1,317,557
1,045 6.200%, 8/15/48, 144A 8/28 at 100.00 1,058,529
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021
:
1,290 4.000%, 8/15/51, 144A 8/28 at 100.00 948,550
1,250 4.250%, 8/15/61, 144A 8/28 at 100.00 914,898
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A
:
1,065 5.375%, 7/01/37, 144A 7/27 at 100.00 1,069,059
1,470 5.500%, 7/01/47, 144A 7/27 at 100.00 1,448,988
3,788 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 0.000%, 6/01/48, 144A
6/28 at 100.00 378,803
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2017A
:
6,050 5.125%, 6/15/37, 144A 6/27 at 100.00 6,080,262
1,885 5.250%, 6/15/47, 144A 6/27 at 100.00 1,857,428
880 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/37, 144A
10/27 at 100.00 871,332
735 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/49, 144A
10/27 at 100.00 679,936
4,670 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 4,721,961
785 Cityplace Community Development District, Florida, Special Assessement
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call 799,048
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
240 5.250%, 11/01/37 11/28 at 100.00 244,235
305 5.600%, 11/01/46 11/28 at 100.00 309,812

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
$ 280 5.250%, 5/01/35 5/26 at 100.00 $ 282,924
315 5.300%, 5/01/36 5/26 at 100.00 318,494
475 5.500%, 5/01/45 5/26 at 100.00 478,107
655 5.500%, 5/01/46 5/26 at 100.00 658,807
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A
:
255 6.000%, 6/15/37, 144A 6/26 at 100.00 258,172
665 6.125%, 6/15/46, 144A 6/26 at 100.00 669,081
415 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.000%,
6/15/37, 144A
6/26 at 100.00 420,161
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
2,375 5.650%, 7/01/37, 144A 7/27 at 101.00 2,419,358
3,735 5.750%, 7/01/47, 144A 7/27 at 101.00 3,734,784
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
2,075 4.750%, 7/15/36, 144A 7/26 at 100.00 2,003,041
1,335 5.000%, 7/15/46, 144A 7/26 at 100.00 1,231,713
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A
:
4,330 5.000%, 6/15/50 6/27 at 100.00 4,302,705
3,405 5.000%, 6/15/55 6/27 at 100.00 3,332,796
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
3,090 6.000%, 6/15/35, 144A 6/25 at 100.00 3,129,377
3,450 6.125%, 6/15/46, 144A 6/25 at 100.00 3,473,731
550 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44, 144A
6/24 at 100.00 551,055
4,380 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.125%,
6/15/47, 144A
6/27 at 100.00 4,307,514
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A
:
1,485 6.250%, 6/15/36, 144A 6/26 at 100.00 1,521,554
4,350 6.375%, 6/15/46, 144A 6/26 at 100.00 4,414,815
525 Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, Tampa General Hospital Project, Series 2024A, 4.500%, 8/01/55,
(WI/DD)
2/32 at 100.00 521,803
5,490 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 2.150%, 7/01/51
1/30 at 100.00 3,877,081
1,435 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 1,435,281
2,215 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 1,980,696
625 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37, 144A
5/27 at 100.00 630,916

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,000 Manatee County, Florida, Public Utilities Revenue Bonds, Improvement
and Refunding Series 2023, 4.000%, 10/01/53
4/33 at 100.00 $ 972,813
4,140 (d) Martin County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45,
(Pre-refunded 11/15/24)
11/24 at 100.00 4,195,349
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017
:
1,080 5.875%, 7/01/37, 144A 7/27 at 100.00 1,089,051
1,920 6.000%, 7/01/47, 144A 7/27 at 100.00 1,923,393
4,710 Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014, 5.000%, 10/01/43
10/24 at 100.00 4,731,889
5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/39
7/24 at 100.00 5,006,032
4,785 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.350%,
8/01/35
8/26 at 100.00 4,874,148
5,070 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 4,926,377
Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1
:
2,890 5.000%, 10/01/49 10/29 at 100.00 2,957,012
3,345 4.000%, 10/01/54 10/29 at 100.00 2,917,465
2,000 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/47
11/32 at 100.00 2,064,594
825 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 824,762
3,755 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 3,682,580
220 Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A, 4.000%, 6/15/51, 144A
6/31 at 100.00 165,281
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
:
145 4.750%, 11/01/28 11/27 at 100.00 146,868
370 5.375%, 11/01/36 11/27 at 100.00 376,934
905 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37
5/27 at 100.00 920,243
5,015 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 5,091,328
Total Florida 117,362,357
Georgia - 4.2% (2.6% of Total Investments)
Atlanta, Georgia, Airport General Revenue Bonds, Green Series 2023B-1
:
2,500 5.000%, 7/01/48 7/33 at 100.00 2,774,710
4,250 5.000%, 7/01/53 7/33 at 100.00 4,679,457
4,000 Brookhaven Urban Redevelopment Agency, Georgia, Revenue Bonds,
Series 2023A, 4.000%, 7/01/48
7/33 at 100.00 4,039,885
17,085 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52
5/31 at 100.00 11,998,975

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 5,775 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 $ 5,473,674
11,280 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 10,691,437
11,100 (e) Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/48, (UB)
4/33 at 100.00 12,069,366
15,305 (d) Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 15,690,406
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018A
:
2,680 3.950%, 12/01/43 6/27 at 100.00 2,631,546
4,085 4.000%, 12/01/48 6/27 at 100.00 3,939,883
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A
:
2,215 (e) 4.350%, 12/01/43, (UB) 6/32 at 100.00 2,226,158
3,000 (e) 4.550%, 12/01/48, (UB) 6/32 at 100.00 3,031,030
2,930 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 2,978,982
1,300 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.750%, 6/15/37,
144A
6/27 at 100.00 1,337,918
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 9,656,556
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 5,350,751
4,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 3,628,084
10,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 10,031,160
5,630 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49
7/28 at 100.00 5,753,774
6,390 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 6,478,391
Total Georgia 124,462,143
Guam - 0.2% (0.1% of Total Investments)
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 1,518,835
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017
:
1,335 5.000%, 7/01/36 7/27 at 100.00 1,392,863
1,665 5.000%, 7/01/40 7/27 at 100.00 1,714,053
1,415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 1,466,499
Total Guam 6,092,250

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Hawaii - 0.1% (0.1% of Total Investments)
$ 1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 $ 1,298,452
170 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
3/24 at 100.00 170,106
1,125 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40
7/25 at 100.00 1,117,158
Total Hawaii 2,585,716
Idaho - 1.4% (0.8% of Total Investments)
Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project,
Series 2014
:
3,300 4.375%, 7/01/34 7/24 at 100.00 3,312,401
12,495 4.750%, 7/01/44 7/24 at 100.00 12,469,786
1,250 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 1,261,486
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A
:
500 5.000%, 7/01/40, 144A 7/25 at 100.00 441,071
1,415 5.250%, 7/01/55, 144A 7/25 at 100.00 1,187,495
12,000 (e) Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2023C, 4.800%, 7/01/53, (UB)
1/33 at 100.00 12,212,604
12,555 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 9,970,709
Total Idaho 40,855,552
Illinois - 23.8% (14.5% of Total Investments)
67,135 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 70,142,809
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017, 5.000%, 4/01/46
4/27 at 100.00 1,011,198
1,110 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 1,228,998
5,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
3/24 at 100.00 5,244,591
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 9,182,059
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H
:
5,835 5.000%, 12/01/36 12/27 at 100.00 5,905,929
4,940 5.000%, 12/01/46 12/27 at 100.00 4,948,783
6,055 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 6,070,031
38,905 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 40,634,312
14,805 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 15,522,918
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 21,260,830
1,410 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 -
NPFG Insured
No Opt. Call 1,074,572

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
$ 1,405 4.000%, 12/01/50 12/29 at 100.00 $ 1,331,455
1,500 5.000%, 12/01/55 12/29 at 100.00 1,555,408
10,995 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 11,047,543
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022B
:
2,565 4.500%, 1/01/56 1/31 at 100.00 2,617,408
5,000 5.250%, 1/01/56 1/31 at 100.00 5,400,292
1,355 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/39
1/32 at 100.00 1,481,052
32,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/32 - FGIC Insured
No Opt. Call 23,756,392
17,605 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 18,444,813
2,605 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 2,615,649
3,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2008C, 5.000%, 1/01/39
1/25 at 100.00 3,019,798
10,000 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43
4/24 at 100.00 10,045,565
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT
:
2,500 4.450%, 11/01/36 11/25 at 102.00 2,579,637
3,400 5.500%, 11/01/36 3/24 at 100.00 3,406,699
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
1,700 5.750%, 12/01/35, 144A 12/25 at 100.00 1,714,511
115 6.000%, 12/01/45, 144A 12/25 at 100.00 115,383
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020
:
3,835 4.000%, 10/01/50 10/30 at 100.00 3,476,205
5,190 4.000%, 10/01/55 10/30 at 100.00 4,558,377
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
37,050 4.000%, 2/15/41 2/27 at 100.00 36,567,694
1,755 (d) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 1,808,841
80 (d) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 82,454
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
1,485 (d) 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 1,500,257
19,025 (d) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 19,220,457
500 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 513,129
4,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 3,293,075
10,000 (e) Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47, (UB)
8/32 at 100.00 10,719,783

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 12,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 $ 12,156,960
Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University
Research Building Project, Series 2017C
:
1,000 5.000%, 8/01/42 8/27 at 100.00 1,015,393
1,000 5.000%, 8/01/46 8/27 at 100.00 1,009,656
1,000 5.000%, 8/01/47 8/27 at 100.00 1,008,372
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
560 5.000%, 8/15/35 8/25 at 100.00 570,389
5,140 5.000%, 8/15/44 8/25 at 100.00 5,207,174
10,000 (e) Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (UB)
8/32 at 100.00 10,541,482
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A
:
17,765 (d) 5.000%, 10/01/46, (Pre-refunded 10/01/25) 10/25 at 100.00 18,339,579
2,235 5.000%, 10/01/46 10/25 at 100.00 2,258,018
5,670 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, Series 2021C, 2.850%, 7/01/56
7/30 at 100.00 3,987,109
3,665 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 3,684,832
Illinois State, General Obligation Bonds, December Series 2017A
:
11,800 5.000%, 12/01/38 12/27 at 100.00 12,312,109
1,330 5.000%, 12/01/39 12/27 at 100.00 1,380,821
Illinois State, General Obligation Bonds, February Series 2014
:
3,275 5.000%, 2/01/24 No Opt. Call 3,275,000
1,575 5.250%, 2/01/34 3/24 at 100.00 1,576,798
7,515 5.000%, 2/01/39 3/24 at 100.00 7,518,776
5,200 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/29
1/26 at 100.00 5,369,831
Illinois State, General Obligation Bonds, May Series 2014
:
510 5.000%, 5/01/36 5/24 at 100.00 510,912
1,915 5.000%, 5/01/39 5/24 at 100.00 1,917,915
4,460 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 4,947,700
1,495 Illinois State, General Obligation Bonds, May Series 2023B, 4.500%,
5/01/48
5/32 at 100.00 1,501,017
12,180 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/41
11/26 at 100.00 12,418,442
31,460 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 33,600,746
2,040 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call 2,175,397
5,000 Illinois State, General Obligation Bonds, November Series 2019B, 4.000%,
11/01/35
11/29 at 100.00 5,096,410
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/29
2/27 at 100.00 5,274,083
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A
:
2,800 5.000%, 1/01/36 7/34 at 100.00 3,378,543
3,790 5.000%, 1/01/37 7/34 at 100.00 4,542,777

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A
:
$ 5,000 (d) 5.000%, 1/01/35, (Pre-refunded 4/02/24) 4/24 at 100.00 $ 5,014,776
5,590 (d) 5.000%, 1/01/38, (Pre-refunded 4/02/24) 4/24 at 100.00 5,606,520
19,920 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 20,442,577
10,470 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 11,247,835
4,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/45
7/33 at 100.00 4,804,371
540 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 545,002
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
11,305 4.000%, 6/15/50 12/29 at 100.00 10,472,406
5,100 5.000%, 6/15/50 12/29 at 100.00 5,266,350
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
9,945 4.000%, 12/15/47 12/31 at 100.00 9,463,013
4,500 4.000%, 6/15/52 12/31 at 100.00 4,127,907
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
2,890 0.000%, 12/15/52 No Opt. Call 697,523
5,185 5.000%, 6/15/53 12/25 at 100.00 5,230,936
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1
:
25,000 0.000%, 6/15/44 - AGM Insured No Opt. Call 10,415,010
43,200 0.000%, 6/15/45 - AGM Insured No Opt. Call 17,067,331
10,000 0.000%, 6/15/46 - AGM Insured No Opt. Call 3,713,902
8,750 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 -
NPFG Insured
No Opt. Call 7,506,004
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
18,085 0.000%, 12/15/24 - NPFG Insured No Opt. Call 17,502,133
20,045 0.000%, 12/15/35 - AGM Insured No Opt. Call 13,069,885
9,010 0.000%, 6/15/37 - NPFG Insured No Opt. Call 5,318,160
465 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 446,043
1,842 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
3/24 at 100.00 1,843,325
2,615 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call 3,061,064
4,000 Southwestern Illinois Development Authority, School Revenue Bonds,
Triad School District 2, Madison County, Illinois, Series 2006, 0.000%,
10/01/25 - NPFG Insured
No Opt. Call 3,759,579
12,125 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/40 - AGM Insured
3/25 at 100.00 12,222,438

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 6,415 Will County School District 122, New Lenox, Illinois, General Obligation
Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24 -
AGM Insured
No Opt. Call $ 6,242,692
Total Illinois 704,761,930
Indiana - 2.3% (1.4% of Total Investments)
12,045 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 12,063,263
5,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 5,423,295
17,970 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 18,194,283
Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E
:
10,000 0.000%, 2/01/26 - AMBAC Insured No Opt. Call 9,350,708
20,000 0.000%, 2/01/28 - AMBAC Insured No Opt. Call 17,559,248
5,015 IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
Bonds, Social Series 2023, 4.250%, 7/15/43
7/31 at 100.00 5,099,136
Total Indiana 67,689,933
Iowa - 1.5% (0.9% of Total Investments)
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
10,860 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 11,413,035
9,045 5.000%, 12/01/50 12/29 at 103.00 9,471,744
5,700 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council
Bluffs, Inc. Project, Series 2018, 5.250%, 8/01/55
3/24 at 102.00 4,356,732
10,000 (e) Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Taxable Series 2023C, 4.850%, 7/01/43, (UB)
1/33 at 100.00 10,320,292
36,850 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 4,983,185
3,715 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 3,751,157
Total Iowa 44,296,145
Kansas - 0.4% (0.2% of Total Investments)
1,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 952,352
Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015
:
3,125 5.000%, 9/01/27 9/25 at 100.00 3,012,785
2,380 5.750%, 9/01/32 9/25 at 100.00 2,223,107
2,575 6.000%, 9/01/35 9/25 at 100.00 2,333,337
2,500 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 2,477,098
Total Kansas 10,998,679
Kentucky - 2.0% (1.2% of Total Investments)
6,400 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.500%, 2/01/44
2/26 at 100.00 6,499,531
10,140 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 10,364,524

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
$ 4,345 5.000%, 7/01/37 7/25 at 100.00 $ 4,377,663
15,620 5.000%, 1/01/45 7/25 at 100.00 15,625,375
1,190 Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds,
Series 2023A, 4.800%, 7/01/48
7/32 at 100.00 1,213,402
Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds,
Series 2024A
:
1,380 4.550%, 7/01/49 1/33 at 100.00 1,383,291
1,000 4.625%, 1/01/54 1/33 at 100.00 1,014,578
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
4,360 6.750%, 7/01/43 7/31 at 100.00 5,001,490
8,510 6.875%, 7/01/46 7/31 at 100.00 9,779,206
2,855 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52
5/32 at 100.00 2,978,425
Total Kentucky 58,237,485
Louisiana - 1.3% (0.8% of Total Investments)
2,435 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
3/24 at 100.00 2,435,711
12,840 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 12,129,433
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A
:
3,565 5.750%, 7/01/25 No Opt. Call 3,665,811
135 (d) 5.750%, 7/01/25, (ETM) No Opt. Call 140,315
8,970 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/46
10/33 at 100.00 9,743,001
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015
:
1,065 4.250%, 5/15/40 5/25 at 100.00 1,068,972
5,000 5.000%, 5/15/47 5/25 at 100.00 5,048,787
1,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 4.250%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 1,003,570
3,275 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 3,573,288
Total Louisiana 38,808,888
Maine - 1.5% (0.9% of Total Investments)
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
5,505 4.000%, 7/01/41 7/26 at 100.00 5,021,088
10,265 4.000%, 7/01/46 7/26 at 100.00 8,824,611
10,000 (d) Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Mainehealth Issue, Series 2015, 5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 10,074,092
4,500 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.200%, 11/15/51
5/30 at 100.00 2,772,998

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine (continued)
$ 8,885 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.600%, 11/15/46
11/30 at 100.00 $ 6,445,615
7,695 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.800%, 11/15/45
5/29 at 100.00 5,963,850
915 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 624,422
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2023A, 4.600%, 11/15/48
5/32 at 100.00 2,022,111
2,815 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2023B-1, 4.750%, 11/15/43
5/33 at 100.00 2,886,338
Total Maine 44,635,125
Maryland - 1.9% (1.2% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,280 5.000%, 9/01/33 9/27 at 100.00 1,280,844
3,050 5.000%, 9/01/39 9/27 at 100.00 3,030,743
3,025 5.000%, 9/01/46 9/27 at 100.00 2,850,272
1,000 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.375%, 2/15/39, 144A
2/26 at 100.00 967,023
Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C
:
6,600 2.450%, 9/01/41 9/30 at 100.00 5,211,852
12,000 2.550%, 9/01/44 9/30 at 100.00 9,122,133
7,975 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 6,902,397
13,315 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 13,558,775
4,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 4,084,387
1,500 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 1,508,329
Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016
:
2,000 4.750%, 7/01/36, 144A 1/26 at 100.00 2,012,581
2,300 5.000%, 7/01/46, 144A 1/26 at 100.00 2,300,387
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B
:
1,335 4.250%, 11/01/37 11/24 at 103.00 1,101,810
1,250 4.500%, 11/01/43 11/24 at 103.00 1,022,112
2,650 5.000%, 11/01/47 11/24 at 103.00 2,283,654
Total Maryland 57,237,299
Massachusetts - 2.9% (1.7% of Total Investments)
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
2,245 5.250%, 7/01/34 7/24 at 100.00 2,073,285
6,195 5.500%, 7/01/44 7/24 at 100.00 5,583,749

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017
:
$ 8,200 4.125%, 10/01/42, 144A 2/24 at 104.00 $ 7,190,320
3,000 5.000%, 10/01/57, 144A 2/24 at 104.00 2,801,339
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015
:
1,000 4.500%, 1/01/45 1/25 at 100.00 967,904
2,085 5.000%, 1/01/45 1/25 at 100.00 2,091,494
4,035 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 4.000%, 10/01/46
10/26 at 100.00 3,522,383
900 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 873,125
6,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 7,544,953
7,405 (e) Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%,
7/01/32, (UB)
No Opt. Call 9,267,069
2,785 Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D,
3.875%, 12/01/39
6/24 at 100.00 2,738,353
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1
:
3,340 2.375%, 12/01/46 6/30 at 100.00 2,290,923
3,600 2.450%, 12/01/51 6/30 at 100.00 2,293,842
8,310 2.550%, 12/01/56 6/30 at 100.00 5,308,730
4,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.300%, 12/01/44
6/30 at 100.00 3,227,784
3,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2023-227, 4.900%, 12/01/48
6/32 at 100.00 3,051,217
3,345 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.000%, 4/01/50
4/31 at 100.00 2,022,728
9,900 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2024A, 5.000%, 1/01/49
1/34 at 100.00 10,964,011
10,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, 5.000%, 6/01/53
6/33 at 100.00 11,002,802
425 Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA
Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29
3/24 at 100.00 429,537
Total Massachusetts 85,245,548
Michigan - 2.7% (1.6% of Total Investments)
4,600 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call 5,074,056
1,565 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 1,555,707
12,400 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Refunding Series 2024A, 5.000%, 7/01/54
7/34 at 100.00 13,617,557
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015
:
4,495 (d) 4.000%, 11/15/35, (Pre-refunded 5/15/25) 5/25 at 100.00 4,541,693
2,410 (d) 4.000%, 11/15/36, (Pre-refunded 5/15/25) 5/25 at 100.00 2,435,035

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI
:
$ 3,595 5.000%, 12/01/45 6/26 at 100.00 $ 3,665,343
145 (d) 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 152,372
2,705 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 2,850,751
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1,
4.000%, 6/01/49
12/30 at 100.00 920,570
5,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023B, 4.800%, 12/01/43
12/32 at 100.00 5,130,615
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A
:
21,675 2.350%, 12/01/46 12/30 at 100.00 14,969,089
8,280 2.500%, 6/01/52 12/30 at 100.00 5,637,791
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 2.625%, 10/15/56
10/31 at 100.00 6,757,070
5,380 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/47
10/33 at 100.00 5,407,743
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D
:
3,550 5.000%, 12/01/40 12/25 at 100.00 3,610,244
2,730 5.000%, 12/01/45 12/25 at 100.00 2,760,576
Total Michigan 79,086,212
Minnesota - 2.1% (1.3% of Total Investments)
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A
:
155 4.000%, 8/01/36 8/26 at 100.00 140,588
440 4.000%, 8/01/41 8/26 at 100.00 372,160
1,875 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34
3/25 at 100.00 1,793,318
1,720 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 1,722,453
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
8,520 4.250%, 2/15/43 2/28 at 100.00 8,393,523
25,735 4.250%, 2/15/48 2/28 at 100.00 25,040,019
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A
:
340 5.250%, 6/01/42 6/32 at 100.00 328,332
215 5.500%, 6/01/57 6/32 at 100.00 208,285
1,400 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 1,308,609
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 4.250%, 1/01/52
1/32 at 100.00 1,006,326
5,080 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
4.000%, 1/01/49, (WI/DD)
1/34 at 100.00 4,914,459
2,225 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.700%, 7/01/44
7/29 at 100.00 1,748,323

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I
:
$ 2,320 2.150%, 7/01/45 1/30 at 100.00 $ 1,664,945
3,625 2.200%, 1/01/51 1/30 at 100.00 2,367,177
5,585 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.550%, 1/01/46
1/31 at 100.00 4,074,908
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A
:
405 5.000%, 4/01/36 4/26 at 100.00 364,518
605 5.000%, 4/01/46 4/26 at 100.00 487,659
1,395 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 1,396,953
90 Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series
2015B, 4.250%, 4/01/25
3/24 at 100.00 89,361
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:
2,785 (d) 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 2,867,543
3,190 (d) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 3,284,546
Total Minnesota 63,574,005
Mississippi - 0.8% (0.5% of Total Investments)
3,900 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 2,495,964
1,905 (d) Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call 1,921,449
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.125%, 12/01/44
6/30 at 100.00 685,764
13,000 (e) Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2023C, 4.650%, 12/01/48, (UB)
6/32 at 100.00 13,178,998
4,900 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2024A, 4.550%, 12/01/49, (WI/DD)
12/32 at 100.00 4,929,747
500 Mississippi State University Educational Building Corporation, Revenue
Bonds, New Facilities and Refinancing Project, Refunding Series 2024A,
4.000%, 8/01/49, (WI/DD)
8/34 at 100.00 494,086
Total Mississippi 23,706,008
Missouri - 2.1% (1.3% of Total Investments)
1,650 Chesterfield Valley Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%, 5/15/31
3/24 at 100.00 1,650,292
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
4.375%, 12/01/58
12/33 at 100.00 2,006,031
Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016
:
400 5.000%, 4/01/36, 144A 4/26 at 100.00 387,974
1,520 5.000%, 4/01/46, 144A 4/26 at 100.00 1,384,130
15,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/28 - AMBAC
Insured
No Opt. Call 13,137,047

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 4,345 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/50
5/27 at 100.00 $ 3,334,391
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:
1,575 5.750%, 6/01/35, 144A 6/25 at 100.00 1,509,726
1,055 6.000%, 6/01/46, 144A 6/25 at 100.00 991,525
4,325 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 4.000%,
11/15/48
5/28 at 100.00 4,272,351
5,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 5,251,229
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52
12/33 at 100.00 1,078,560
3,195 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/44
2/29 at 100.00 3,201,115
1,255 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2023C,
4.950%, 11/01/48
5/32 at 100.00 1,277,288
3,700 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2023E,
5.150%, 11/01/53
11/32 at 100.00 3,859,125
405 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
3/24 at 100.00 405,188
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A
:
1,650 5.000%, 12/01/35 12/25 at 100.00 1,581,588
455 5.125%, 12/01/45 12/25 at 100.00 402,824
4,125 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 4,711,738
15,350 Springfield Public Building Corporation, Missouri, Lease Revenue Bonds,
Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 - AMBAC
Insured
No Opt. Call 11,542,667
Total Missouri 61,984,789
Montana - 0.4% (0.2% of Total Investments)
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A
:
1,175 5.250%, 5/15/37 5/25 at 102.00 1,060,045
375 5.250%, 5/15/47 5/25 at 102.00 307,872
Montana Board of Housing, Single Family Mortgage Bonds, Series 2023A
:
3,090 4.550%, 12/01/48 12/32 at 100.00 3,125,800
2,250 4.700%, 6/01/53 12/32 at 100.00 2,281,734
2,000 Montana Board of Housing, Single Family Mortgage Bonds, Series 2023B,
4.875%, 12/01/48
12/32 at 100.00 2,039,488
Montana Board of Housing, Single Family Mortgage Bonds, Series 2023C
:
2,200 4.600%, 12/01/43 12/32 at 100.00 2,248,479
1,000 4.850%, 12/01/48 12/32 at 100.00 1,023,584
Total Montana 12,087,002

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska - 1.1% (0.7% of Total Investments)
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015
:
$ 2,125 4.125%, 11/01/36 11/25 at 100.00 $ 2,142,429
1,765 5.000%, 11/01/45 11/25 at 100.00 1,793,903
3,865 5.000%, 11/01/48 11/25 at 100.00 3,921,085
7,825 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.700%, 9/01/43
3/29 at 100.00 6,227,759
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A
:
5,000 (e) 4.550%, 9/01/48, (UB) 3/32 at 100.00 5,049,908
5,000 (e) 4.600%, 9/01/53, (UB) 3/32 at 100.00 5,027,141
3,250 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023C, 4.650%, 9/01/48
9/32 at 100.00 3,295,513
6,800 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 6,843,171
Total Nebraska 34,300,909
Nevada - 1.1% (0.7% of Total Investments)
410 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/38, 144A
12/25 at 100.00 403,222
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-21 Black Mountain Ranch, Series 2022
:
740 3.500%, 9/01/45 9/31 at 100.00 559,461
495 4.000%, 9/01/51 9/31 at 100.00 400,616
20,335 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 19,730,955
2,150 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/36
7/27 at 100.00 2,197,466
875 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A
2/24 at 100.00 865,395
500 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A,
5.000%, 7/15/37
7/25 at 100.00 503,592
3,950 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
4.000%, 6/01/43
12/28 at 100.00 3,796,550
3,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 399,557
3,210 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/51
7/30 at 100.00 3,226,433
Total Nevada 32,083,247
New Hampshire - 1.2% (0.7% of Total Investments)
12,365 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%,
5/01/51
5/31 at 100.00 11,772,057
11,852 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-1 Class A, 4.375%, 9/20/36
No Opt. Call 11,767,296
5,000 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018B, 4.625%, 11/01/42, 144A
3/24 at 100.00 4,333,451

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Hampshire (continued)
$ 5,630 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 $ 4,399,972
500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Kendal at Hanover, Series 2016, 5.000%, 10/01/40
10/26 at 100.00 503,807
2,350 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2023D, 5.125%, 7/01/53
7/32 at 100.00 2,450,575
Total New Hampshire 35,227,158
New Jersey - 5.8% (3.5% of Total Investments)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB
:
34,310 (d) 5.500%, 6/15/29, (Pre-refunded 12/15/26) 12/26 at 100.00 37,033,171
2,110 (d) 5.500%, 6/15/30, (Pre-refunded 12/15/26) 12/26 at 100.00 2,277,470
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1
:
6,835 5.500%, 9/01/24 - AMBAC Insured No Opt. Call 6,927,267
5,045 5.500%, 9/01/28 - NPFG Insured No Opt. Call 5,647,769
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
11,335 (d) 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 11,689,531
655 (d) 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 675,487
2,305 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 2,313,227
1,385 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 1,407,957
2,050 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call 1,859,184
20,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/33 - AGM Insured
No Opt. Call 14,419,156
13,320 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/44
6/24 at 100.00 13,348,382
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
13,690 4.750%, 6/15/38 6/25 at 100.00 13,895,001
7,935 5.000%, 6/15/45 6/25 at 100.00 8,024,204
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.250%, 6/15/43
12/28 at 100.00 5,316,204
33,200 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-
1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call 34,619,818
5,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 4.000%, 11/01/50
11/30 at 100.00 4,684,796
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
1,420 5.000%, 6/01/46 6/28 at 100.00 1,447,567
1,580 5.250%, 6/01/46 6/28 at 100.00 1,632,332
3,180 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 3,235,613
1,330 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/26 - AGM Insured
No Opt. Call 1,381,324
Total New Jersey 171,835,460

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 0.2% (0.1% of Total Investments)
$ 3,345 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 $ 2,387,116
1,065 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023C, 4.650%, 9/01/48
9/32 at 100.00 1,079,914
Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2019A
:
670 5.000%, 5/15/44 5/26 at 103.00 594,086
1,200 5.000%, 5/15/49 5/26 at 103.00 1,014,533
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 939,939
Total New Mexico 6,015,588
New York - 8.9% (5.4% of Total Investments)
Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A
:
1,000 6.400%, 2/01/43 2/33 at 100.00 1,009,528
2,270 6.650%, 2/01/53 2/33 at 100.00 2,291,403
10,400 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A, 5.000%, 11/01/48
11/33 at 100.00 11,676,359
14,325 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 14,339,279
1,350 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 1,430,879
9,320 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 8,293,549
7,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 6,074,206
14,215 (e) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52, (UB)
5/32 at 100.00 14,097,251
785 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 - NPFG
Insured
No Opt. Call 789,514
9,700 Dormitory Authority of the State of New York, Revenue Bonds, Columbia
University, Series 2017A, 5.000%, 10/01/47
No Opt. Call 11,925,469
4,070 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 4,102,314
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015
:
2,700 5.000%, 12/01/40, 144A 6/25 at 100.00 2,643,910
5,600 5.000%, 12/01/45, 144A 6/25 at 100.00 5,325,849
2,095 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 2,205,997
2,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.570%, 2/01/41
2/30 at 100.00 1,985,108
2,695 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 2,640,268

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 2,965 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 $ 3,004,198
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A
:
400 5.530%, 2/01/40 2/30 at 100.00 375,750
1,270 5.730%, 2/01/50 2/30 at 100.00 1,153,966
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
1,210 4.450%, 2/01/41 2/30 at 100.00 969,832
2,380 4.600%, 2/01/51 2/30 at 100.00 1,788,548
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
2,790 5.000%, 11/15/50 5/30 at 100.00 2,927,572
3,155 5.250%, 11/15/55 5/30 at 100.00 3,344,311
7,495 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-2, 4.000%, 11/15/47
11/30 at 100.00 7,192,298
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49
11/30 at 100.00 4,750,828
2,210 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call 2,240,914
7,520 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 4.000%,
11/15/45
11/30 at 100.00 7,295,851
3,585 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 2,957,758
1,000 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014, 5.000%, 7/01/31
7/24 at 100.00 1,004,567
1,135 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.000%, 4/01/41
4/32 at 100.00 1,159,737
20,000 New York City Housing Development Corporation, New York,  Sustainable
Impact Revenue Bonds, Williamsburg Housing Preservation LP, Series
2020A, 2.800%, 2/01/50
2/28 at 100.00 14,879,810
5,000 New York City Housing Development Corporation, New York, House
Impact Revenue Bonds, Green Series 2023A, 4.800%, 2/01/53
8/31 at 100.00 5,073,073
11,570 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46
6/25 at 100.00 11,714,759
10,000 (e) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series DD, 4.125%, 6/15/46, (UB)
6/33 at 100.00 10,099,480
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/38
5/34 at 100.00 5,877,391
5 New York City, New York, General Obligation Bonds, Fiscal Series 2005M,
5.000%, 4/01/26 - FGIC Insured
3/24 at 100.00 5,009
28,615 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 28,647,810

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 20,885 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.125%, 9/15/50
3/30 at 100.00 $ 16,441,685
2,560 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second Priority
Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 2,324,938
3,500 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.050%,
11/01/49
5/28 at 100.00 2,739,945
6,500 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 211, 3.750%, 10/01/43
4/27 at 100.00 6,252,969
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 252
:
2,140 4.550%, 10/01/48 4/33 at 100.00 2,166,441
2,000 4.650%, 10/01/53 4/33 at 100.00 2,022,195
2,950 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 2,884,229
4,500 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1, 5.250%, 11/15/53
11/33 at 100.00 5,049,353
10,060 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/57
11/32 at 100.00 9,742,039
7,110 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 6,476,035
Total New York 263,394,174
North Carolina - 0.5% (0.3% of Total Investments)
North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Social Series 53-A
:
5,000 4.375%, 7/01/44, (WI/DD) 7/32 at 100.00 5,045,250
5,000 4.550%, 1/01/50, (WI/DD) 7/32 at 100.00 5,043,927
2,335 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Series 52-A, 4.900%, 7/01/43
7/32 at 100.00 2,449,164
2,150 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Aldersgate United Retirement Community Inc.,
Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 1,670,523
Total North Carolina 14,208,864
North Dakota - 2.2% (1.3% of Total Investments)
9,950 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/48
2/28 at 100.00 9,681,297
4,525 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 4,586,166
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
1,000 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 774,416
5,000 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 3,684,411
1,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 942,906
2,000 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023A,, 5.000%, 5/01/48
5/31 at 100.00 2,003,190

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
$ 3,820 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.500%, 7/01/44
1/30 at 100.00 $ 2,876,237
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2022F, 4.250%, 1/01/47
1/32 at 100.00 989,379
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023A, 4.700%, 7/01/47
7/32 at 100.00 1,016,104
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D
:
1,500 4.500%, 7/01/43 7/32 at 100.00 1,521,450
560 4.550%, 7/01/48 7/32 at 100.00 565,995
2,750 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023F, 5.100%, 7/01/48
1/33 at 100.00 2,853,128
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
8,300 5.000%, 6/01/38 6/28 at 100.00 7,664,556
1,700 5.000%, 6/01/43 6/28 at 100.00 1,497,408
28,050 5.000%, 6/01/53 6/28 at 100.00 22,791,688
2,501 (c) Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38
3/24 at 100.00 1,750,476
Total North Dakota 65,198,807
Ohio - 8.5% (5.2% of Total Investments)
2,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health Obligated Group, Refunding
Series 2020, 3.000%, 11/15/40
11/30 at 100.00 1,617,102
70,220 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 7,202,318
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
53,590 3.000%, 6/01/48 6/30 at 100.00 40,721,648
8,440 4.000%, 6/01/48 6/30 at 100.00 7,807,625
34,050 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 32,196,594
Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks
Lutheran Services, Refunding & Improvement Series 2017
:
2,750 5.250%, 11/01/37 11/27 at 100.00 2,697,028
3,200 5.250%, 11/01/47 11/27 at 100.00 2,894,202
4,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 3,791,586
37,150 (e) Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel
Project,  Series 2014, 4.375%, 12/01/44, (UB)
6/24 at 100.00 37,166,829
Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne Healthcare
Project, Series 2019A
:
1,165 4.000%, 9/01/40 9/29 at 100.00 1,032,784
1,750 4.000%, 9/01/45 9/29 at 100.00 1,454,897
2,000 5.000%, 9/01/49 9/29 at 100.00 1,859,590
6,840 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 6,331,941

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 4,065 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017A, 3.250%, 12/01/42
12/27 at 100.00 $ 3,546,551
Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007
:
4,380 5.250%, 12/01/27 - AGM Insured No Opt. Call 4,753,222
6,000 5.250%, 12/01/31 - AGM Insured No Opt. Call 6,904,809
12,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
3/24 at 100.00 10,977,659
25,880 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 24,862,292
490 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/50
1/30 at 100.00 490,737
1,270 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 1,508,885
20,505 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 19,698,659
20,480 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 19,674,642
2,965 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 2,499,732
1,330 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 1,330,332
9,495 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.750%, 12/01/52
12/32 at 100.00 10,093,702
Total Ohio 253,115,366
Oklahoma - 1.0% (0.6% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
3,965 5.500%, 8/15/52 8/28 at 100.00 3,998,905
20,510 5.500%, 8/15/57 8/28 at 100.00 20,651,324
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022
:
1,150 5.500%, 8/15/41 8/32 at 100.00 1,153,189
1,390 5.500%, 8/15/44 8/32 at 100.00 1,378,944
2,340 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/45
11/25 at 102.00 2,309,909
Total Oklahoma 29,492,271
Oregon - 0.1% (0.1% of Total Investments)
Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A
:
500 5.125%, 11/15/40 11/25 at 102.00 483,300
220 5.250%, 11/15/50 11/25 at 102.00 202,788

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
$ 315 5.375%, 11/15/55 11/25 at 102.00 $ 291,355
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A
:
1,000 (d) 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 1,013,103
800 (d) 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 811,002
Total Oregon 2,801,548
Pennsylvania - 4.7% (2.8% of Total Investments)
14,785 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A, 4.000%, 4/01/44
4/28 at 100.00 14,222,360
2,540 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 2,548,450
13,235 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 12,908,925
9,365 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 6,849,359
18,970 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 9,800,426
Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016
:
2,410 5.125%, 3/15/36 3/27 at 100.00 2,460,194
6,420 5.125%, 3/15/46 3/27 at 100.00 6,421,029
1,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 1,000,920
10,975 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 11,057,647
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
435 5.000%, 1/01/29 1/25 at 100.00 437,723
395 (d) 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 401,428
170 (d) 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 172,766
870 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 883,770
1,500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis
Homes Retirement Community Project, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 1,376,209
1,750 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,669,667
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
11,030 (d) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 11,242,818
1,200 (d) 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 1,223,154
3,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.100%, 10/01/44
4/29 at 100.00 2,960,326
3,415 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A, 2.500%, 10/01/50
10/30 at 100.00 2,302,752

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 13,550 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Series 2018A, 5.250%, 12/01/44
12/28 at 100.00 $ 14,522,935
3,205 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 3,244,358
11,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 11,871,994
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 15,216,373
3,305 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 3,212,223
Total Pennsylvania 138,007,806
Puerto Rico - 7.2% (4.4% of Total Investments)
4,934 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call 1,433,470
9,761 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call 1,910,641
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
8,000 5.000%, 7/01/35, 144A 7/30 at 100.00 8,215,915
14,625 5.000%, 7/01/47, 144A 7/30 at 100.00 14,696,045
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
10,090 5.000%, 7/01/33, 144A 7/31 at 100.00 10,462,610
5,000 5.000%, 7/01/37, 144A 7/31 at 100.00 5,105,339
7,510 4.000%, 7/01/42, 144A 7/31 at 100.00 6,823,521
8,070 4.000%, 7/01/47, 144A 7/31 at 100.00 7,023,971
145 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call 145,882
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
2,000 0.000%, 7/01/29 7/28 at 98.64 1,627,792
49 0.000%, 7/01/33 7/28 at 86.06 33,657
1,092 4.500%, 7/01/34 7/25 at 100.00 1,099,399
4,709 4.550%, 7/01/40 7/28 at 100.00 4,726,018
51,284 0.000%, 7/01/46 7/28 at 41.38 15,997,608
26,365 0.000%, 7/01/51 7/28 at 30.01 6,080,861
12,667 4.750%, 7/01/53 7/28 at 100.00 12,442,410
28,683 5.000%, 7/01/58 7/28 at 100.00 28,775,898
723 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019B-2, 4.536%, 7/01/53
7/28 at 100.00 686,078
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
13,384 4.329%, 7/01/40 7/28 at 100.00 13,333,846
7,385 4.329%, 7/01/40 7/28 at 100.00 7,357,326
6,889 4.784%, 7/01/58 7/28 at 100.00 6,762,077
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
5,761 5.625%, 7/01/29 No Opt. Call 6,247,443
3,955 5.750%, 7/01/31 No Opt. Call 4,413,915
21,757 0.000%, 7/01/33 7/31 at 89.94 13,865,908
10,295 4.000%, 7/01/33 7/31 at 103.00 10,011,339
8,816 4.000%, 7/01/35 7/31 at 103.00 8,433,201
10,236 4.000%, 7/01/37 7/31 at 103.00 9,625,947

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 4,342 4.000%, 7/01/41 7/31 at 103.00 $ 3,973,461
1,383 4.000%, 7/01/46 7/31 at 103.00 1,232,060
Total Puerto Rico 212,543,638
Rhode Island - 2.3% (1.4% of Total Investments)
3,430 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.100%, 10/01/44
4/29 at 100.00 2,902,188
11,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.550%, 10/01/42
4/31 at 100.00 8,691,588
295,135 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
2/24 at 18.78 52,881,699
2,595 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 2,598,509
Total Rhode Island 67,073,984
South Carolina - 2.7% (1.6% of Total Investments)
7,600 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/31 - AMBAC Insured
No Opt. Call 5,891,216
5,000 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2024A, 4.250%, 1/01/59, (WI/DD)
1/34 at 100.00 4,958,060
1,985 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022B, 4.350%, 7/01/47
7/31 at 100.00 1,972,834
1,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.900%, 7/01/48
7/32 at 100.00 1,023,085
1,500 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2024A, 4.625%, 7/01/49, (WI/DD)
1/33 at 100.00 1,511,706
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A
:
890 5.000%, 4/01/49 4/26 at 103.00 838,923
1,165 4.000%, 4/01/54 4/26 at 103.00 871,814
1,630 5.000%, 4/01/54 4/26 at 103.00 1,506,039
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020
:
400 5.000%, 1/01/40, 144A 1/30 at 100.00 376,125
1,000 5.000%, 1/01/55, 144A 1/30 at 100.00 863,833
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Refunding Series
2017B
:
1,000 5.000%, 5/01/37 3/24 at 104.00 881,819
750 5.000%, 5/01/42 3/24 at 104.00 623,008
500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 4.250%, 2/01/48
2/33 at 100.00 505,886
30,325 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 30,480,604
7,565 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 3.000%, 12/01/41
- BAM Insured
12/30 at 100.00 6,454,905
5,485 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 5,495,798
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 4,709,944

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 10,170 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55
12/25 at 100.00 $ 10,238,596
Total South Carolina 79,204,195
South Dakota - 0.6% (0.4% of Total Investments)
3,765 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 3,894,241
6,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.500%, 11/01/42
11/30 at 100.00 4,687,840
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A
:
6,250 (e) 4.350%, 11/01/43, (UB) 11/31 at 100.00 6,281,331
4,000 (e) 4.550%, 5/01/48, (UB) 11/31 at 100.00 4,038,663
Total South Dakota 18,902,075
Tennessee - 0.8% (0.5% of Total Investments)
1,350 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/39
10/24 at 100.00 1,354,033
1,490 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019,
4.000%, 11/15/48
2/29 at 100.00 1,373,404
2,645 (c) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.500%, 7/01/37
7/27 at 100.00 1,840,991
4,100 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 4,377,009
830 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.550%, 1/01/45
7/29 at 100.00 615,221
10,000 (e) Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-3A, 5.350%, 7/01/48, (UB)
7/32 at 100.00 10,542,290
1,500 (e) Tennessee Housing Development Agency, Residential Finance Program
Bonds, Tender Option Bond Trust Series 2023-XL0448, 4.550%, 7/01/48,
(UB)
7/32 at 100.00 1,516,058
10,000 (c) The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A
6/27 at 100.00 1,100,000
Total Tennessee 22,719,006
Texas - 13.2% (8.0% of Total Investments)
5,480 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 5,546,191
2,660 Bexar County, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2023, 4.000%, 6/15/46
6/33 at 100.00 2,653,593
2,500 Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas,
Hospital Mortgage Revenue Bonds, Refunding & Improvement Series
2015, 5.000%, 12/01/45
12/25 at 100.00 2,335,030
16,280 (e) Board of Regents of the University of Texas System, Revenue Financing
System Bonds, Series 2019B, 5.000%, 8/15/49, (UB)
No Opt. Call 19,833,421
1,000 Carrollton-Farmers Branch Independent School District, Dallas County,
Texas, General Obligation Bonds, School Building Series 2023, 4.000%,
2/15/53
2/33 at 100.00 973,423

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,180 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
9/24 at 102.00 $ 2,239,450
3,855 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
9/24 at 102.00 3,964,302
350 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 6.250%, 9/01/45
9/24 at 100.00 351,859
3,335 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 3,531,786
5,390 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2021B, 5.000%, 1/01/46
1/31 at 100.00 5,740,288
13,685 (d) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 14,063,470
6,375 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2016, 3.375%, 1/01/41
1/26 at 100.00 5,718,707
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A
:
765 4.350%, 12/01/42 3/24 at 100.00 733,665
685 4.400%, 12/01/47 3/24 at 100.00 637,353
4,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 4,014,360
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
380 5.750%, 9/01/28 9/24 at 102.00 390,234
710 6.500%, 9/01/46 9/24 at 102.00 728,928
9,810 Conroe Independent School District, Montgomery County, Texas, General
Obligation Bonds, School Building Series 2024, 5.000%, 2/15/49, (WI/DD)
2/34 at 100.00 10,874,335
4,355 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding & School Building Series 2024, 4.000%,
2/15/54, (WI/DD)
2/33 at 100.00 4,246,103
400 (d) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 404,218
12,000 (e) Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 13,165,312
1,260 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
3/24 at 100.00 1,260,376
6,010 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
3/24 at 100.00 6,011,316
4,295 Garland Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/15/48
2/33 at 100.00 4,737,052
2,490 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2023A, 4.375%, 10/01/53 - BAM Insured
10/32 at 100.00 2,492,521
4,805 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2024, 4.375%, 10/01/54 - BAM Insured
10/33 at 100.00 4,747,624
3,105 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 3,142,325
4,925 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement, Green Series 2023A, 4.000%, 9/15/48
9/33 at 100.00 4,877,025

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 4,080 Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender
Option Bond Trust 2015-XF0074, 5.166%, 8/15/32 - AGM Insured, 144A,
(IF)
No Opt. Call $ 6,581,148
6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48
11/31 at 44.13 1,882,211
3,775 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/53
11/24 at 100.00 3,781,708
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
14,055 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 7,568,991
1,940 (d) 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 1,051,278
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A
:
2,295 0.000%, 12/01/42 12/31 at 68.27 909,404
3,000 0.000%, 12/01/43 12/31 at 65.48 1,117,313
3,000 0.000%, 12/01/44 12/31 at 62.57 1,034,608
4,000 0.000%, 12/01/45 12/31 at 59.85 1,302,238
7,165 0.000%, 12/01/46 12/31 at 57.36 2,208,253
7,580 0.000%, 12/01/47 12/31 at 55.10 2,207,376
7,095 0.000%, 12/01/48 12/31 at 52.91 1,945,461
7,550 0.000%, 12/01/49 12/31 at 50.78 1,953,556
5,140 0.000%, 12/01/50 12/31 at 48.73 1,252,434
4,000 0.000%, 12/01/51 12/31 at 46.73 913,283
5,000 Houston Higher Education Finance Corporation, Texas, Education
Revenue Bonds, KIPP, Inc., Refunding Series 2015, 4.000%, 8/15/44
8/25 at 100.00 4,978,192
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
4,090 0.000%, 9/01/26 - AMBAC Insured No Opt. Call 3,758,176
4,865 0.000%, 9/01/27 - AGM Insured No Opt. Call 4,325,603
4,715 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2015, 5.000%, 9/01/40
9/24 at 100.00 4,734,827
17,000 (d) Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call 21,461,556
5,415 Judson Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/01/53, (WI/DD)
2/34 at 100.00 5,307,799
940 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/30
8/25 at 100.00 957,012
6,665 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A, 5.000%,
2/15/58
2/33 at 100.00 7,236,538
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2015, 5.000%, 5/15/45
5/25 at 100.00 1,017,372
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
3,095 5.750%, 12/01/33 12/25 at 100.00 3,149,396
3,125 6.125%, 12/01/38 12/25 at 100.00 3,172,684
3,730 New Braunfels, Comal County, Texas, Utility System Revenue Bonds,
Refunding Series 2024, 4.000%, 7/01/55, (WI/DD)
7/34 at 100.00 3,571,275

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series
2016
:
$ 2,335 5.000%, 11/01/46 2/24 at 103.00 $ 1,856,252
6,015 5.000%, 11/01/51 2/24 at 103.00 4,646,636
745 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 639,903
210 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A,
5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 218,702
4,530 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 4,532,566
820 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 854,855
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A
:
1,000 (d) 5.000%, 4/01/34, (Pre-refunded 4/01/24) 4/24 at 100.00 1,002,407
2,200 (d) 5.000%, 4/01/39, (Pre-refunded 4/01/24) 4/24 at 100.00 2,205,296
1,600 (d) 5.000%, 4/01/46, (Pre-refunded 4/01/24) 4/24 at 100.00 1,603,851
5,540 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/39, (Pre-refunded 4/01/24)
4/24 at 100.00 5,555,176
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
2,590 (d) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 3,270,901
3,910 (d) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 4,963,147
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 2,021,406
1,565 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2023, 4.250%, 2/15/53
2/33 at 100.00 1,576,857
610 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
3/24 at 100.00 597,896
1,080 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edwards University Project, Series 2016, 4.000%,
6/01/41
6/26 at 100.00 978,669
1,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding
New Series 2023B, 4.000%, 2/01/43
8/33 at 100.00 1,013,135
19,955 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 18,503,563
11,540 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/47
8/26 at 100.00 11,799,026
3,955 Texas City Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate Series
2012, 4.125%, 12/01/45
2/25 at 100.00 3,690,808

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,565 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/43
9/27 at 100.00 $ 2,560,248
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A
:
7,155 2.250%, 9/01/46 3/30 at 100.00 5,026,495
6,905 2.350%, 9/01/51 3/30 at 100.00 4,609,903
2,415 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2023A, 4.600%, 9/01/43
9/32 at 100.00 2,467,526
4,000 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2023C, 5.125%, 9/01/53
9/32 at 100.00 4,176,880
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
5,810 4.000%, 12/31/36 12/30 at 100.00 5,880,300
2,735 4.000%, 6/30/37 12/30 at 100.00 2,765,036
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B
:
11,280 0.000%, 8/15/36 8/24 at 59.60 6,571,807
10,000 0.000%, 8/15/37 8/24 at 56.94 5,524,893
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C
:
5,230 5.000%, 8/15/37 8/24 at 100.00 5,260,102
31,775 5.000%, 8/15/42 8/24 at 100.00 31,914,664
5,500 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 5,595,648
4,400 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 4,174,562
1,480 Waxahachie Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.250%, 2/15/53
8/33 at 100.00 1,492,883
2,075 Wylie Independent School District, Taylor County, Texas, General
Obligation Bonds, School Building Series 2024, 4.250%, 2/15/54, (WI/DD)
2/33 at 100.00 2,062,327
500 Ysleta Independent School District Public Facility Corporation, Texas,
Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 -
AMBAC Insured
5/24 at 100.00 502,615
Total Texas 390,910,900
Utah - 0.4% (0.3% of Total Investments)
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
510 3.750%, 3/01/41, 144A 9/26 at 103.00 416,467
1,095 4.000%, 3/01/51, 144A 9/26 at 103.00 836,339
5,085 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 6.000%, 3/01/53, 144A
9/27 at 103.00 5,099,746
3,360 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 2,457,895
500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 388,978
Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024A
:
2,185 4.750%, 1/01/44 7/32 at 100.00 2,220,493

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
$ 1,735 5.000%, 1/01/54 7/32 at 100.00 $ 1,794,353
Total Utah 13,214,271
Vermont - 0.1% (0.1% of Total Investments)
1,835 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/45
5/28 at 103.00 1,516,543
1,080 Vermont Housing Finance Agency, Multiple Purpose Bonds, Social Series
2023E, 4.800%, 11/01/43
11/32 at 100.00 1,107,473
Total Vermont 2,624,016
Virgin Islands - 0.2% (0.1% of Total Investments)
1,695 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
3/24 at 100.00 1,696,479
4,715 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 4,539,523
Total Virgin Islands 6,236,002
Virginia - 1.4% (0.9% of Total Investments)
Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015
:
1,180 (d) 5.300%, 3/01/35, (Pre-refunded 3/01/25) 3/25 at 100.00 1,207,380
1,085 (d) 5.600%, 3/01/45, (Pre-refunded 3/01/25) 3/25 at 100.00 1,113,614
5,500 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A, 5.000%, 7/01/60
7/30 at 100.00 5,841,388
10,500 Isle Economic Development Authority, Wight County, Virginia, Health
System Revenue Bonds, Riverside Health System Series 2023, 4.750%,
7/01/53 - AGM Insured
7/33 at 100.00 10,874,267
James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A
:
1,115 4.000%, 12/01/40 12/27 at 103.00 954,837
2,690 4.000%, 12/01/50 12/27 at 103.00 2,050,014
2,000 Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/45, 144A
9/27 at 100.00 1,913,639
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.250%, 7/01/35,
144A
7/25 at 100.00 1,004,545
Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023C
:
1,000 4.700%, 7/01/43 7/32 at 100.00 1,019,914
1,070 4.950%, 1/01/54 7/32 at 100.00 1,101,382
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023D, 4.700%, 8/01/48
8/32 at 100.00 1,527,499
10,480 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 10,121,486
1,980 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 2,036,472
1,825 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg Properties LLC -
William and Mary Project Series 2023A, 4.125%, 7/01/58 - AGM Insured
7/33 at 100.00 1,798,060
Total Virginia 42,564,497

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 1.2% (0.7% of Total Investments)
$ 5,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/38
7/25 at 100.00 $ 5,105,155
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014C
:
4,120 5.000%, 10/01/44 10/24 at 100.00 4,140,564
880 (d) 5.000%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 888,952
Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A
:
5,450 5.000%, 1/01/46, 144A 1/25 at 102.00 3,841,420
3,650 5.000%, 1/01/51, 144A 1/25 at 102.00 2,461,495
21,510 (e) Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/28 - NPFG Insured, (UB)
No Opt. Call 18,880,833
Total Washington 35,318,419
West Virginia - 0.5% (0.3% of Total Investments)
1,900 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37, 144A
6/27 at 100.00 1,955,206
440 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 402,789
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/43
1/29 at 100.00 986,292
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
2,750 (e) 4.250%, 6/01/47, (UB) 6/33 at 100.00 2,803,179
5,000 (e) 4.375%, 6/01/53, (UB) 6/33 at 100.00 5,092,318
3,000 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2023D, 4.600%, 11/01/43
11/32 at 100.00 3,066,270
Total West Virginia 14,306,054
Wisconsin - 4.2% (2.6% of Total Investments)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A
:
1,750 5.000%, 2/01/36, 144A 2/26 at 100.00 1,687,274
305 5.125%, 2/01/46, 144A 2/26 at 100.00 275,391
1,715 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49, 144A
6/26 at 100.00 1,457,329
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.125%,
6/15/47, 144A
6/24 at 100.00 437,982
1,480 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36, 144A
5/26 at 100.00 1,436,012
6,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A, 5.625%,
6/15/37, 144A
6/24 at 100.00 5,570,626

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A
:
$ 1,000 5.500%, 6/15/37, 144A 6/27 at 100.00 $ 1,016,193
1,790 5.625%, 6/15/47, 144A 6/27 at 100.00 1,793,942
1,500 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53, 144A
6/33 at 100.00 1,499,861
14,430 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52
10/32 at 100.00 13,904,247
35,100 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50, 144A
12/27 at 100.00 32,964,407
1,700 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A
10/27 at 100.00 170,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A
:
865 5.000%, 12/01/27 No Opt. Call 882,068
1,815 5.200%, 12/01/37 12/27 at 100.00 1,860,061
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
1,225 5.000%, 4/01/40, 144A 4/30 at 100.00 1,191,821
75 (d) 5.000%, 4/01/40, (Pre-refunded 4/01/30), 144A 4/30 at 100.00 85,139
4,520 5.000%, 4/01/50, 144A 4/30 at 100.00 4,137,959
245 (d) 5.000%, 4/01/50, (Pre-refunded 4/01/30), 144A 4/30 at 100.00 278,119
5,625 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 5,537,249
2,500 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30
5/26 at 100.00 2,416,645
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012
:
11,000 5.000%, 6/01/32 3/24 at 100.00 11,009,792
1,000 5.000%, 6/01/39 3/24 at 100.00 1,000,627
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
2,405 4.000%, 10/01/51 10/28 at 102.00 1,759,397
3,845 4.000%, 10/01/61 10/28 at 102.00 2,637,849
1,450 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A
6/26 at 100.00 1,453,669
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017, 5.000%, 8/01/37
8/24 at 103.00 800,959
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014
:
1,000 5.375%, 10/01/44 3/24 at 101.00 893,835
1,500 5.500%, 10/01/49 3/24 at 101.00 1,330,799
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 3,027,124
2,275 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 1,319,810
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 1,002,398

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54
11/26 at 103.00 $ 1,446,239
10,520 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 9,998,959
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014
:
2,565 5.000%, 12/01/44 3/24 at 101.00 2,210,172
1,775 5.250%, 12/01/49 3/24 at 101.00 1,542,657
Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A
:
2,800 3.150%, 11/01/44 11/28 at 100.00 2,274,463
3,000 3.200%, 11/01/49 11/28 at 100.00 2,322,138
Total Wisconsin 124,633,212
Wyoming - 0.2% (0.1% of Total Investments)
2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.400%, 12/01/43
6/32 at 100.00 2,523,022
3,585 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 3, 4.700%, 12/01/43
6/32 at 100.00 3,655,729
Total Wyoming 6,178,751
Total Municipal Bonds
(cost $4,800,515,377) 4,755,306,697
Shares Description (a) Value
X –
COMMON STOCKS - 2 .0% ( 1 .2 % of Total Investments) X 56,784,578
Utilities - 2.0% (1.2% of Total Investments)
676,308 (h),(i) Energy Harbor Corp $ 53,963,968
43,394 (i),(j) Talen Energy Supply LLC 2,820,610
Total Utilities 56,784,578
Total Common Stocks
(cost $16,404,430) 56,784,578
Total Long-Term Investments
(cost $4,816,919,807) 4,812,091,275
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 2.1% (1.3% of Total Investments)
–
MUNICIPAL BONDS - 2 .1% ( 1 .3 % of Total Investments) X 62,585,000
Florida - 0.5% (0.3% of Total Investments)
$ 13,625 (k) Gainesville, Florida, Utilities System Revenue Bonds, Variable Rate
Demand Series 2012B, 3.050%, 10/01/42, (Mandatory Put 1/31/2024)
1/24 at 100.00 $ 13,625,000
Total Florida 13,625,000
New York - 0.6% (0.4% of Total Investments)
15,700 (k) New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Green Series 2023B-2, 4.450%, 5/01/54,
(Mandatory Put 2/7/2024)
1/24 at 100.00 15,700,000
1,610 (k) Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Green Series 2022-XF1321, 4.870%, 5/15/28, (Mandatory Put 2/7/2024),
144A
No Opt. Call 1,610,000
Total New York 17,310,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 0.3% (0.2% of Total Investments)
$ 10,000 (k) Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Weekly Rate Series 2012A, 4.830%, 5/15/34, (Mandatory Put
2/7/2024)
1/24 at 100.00 $ 10,000,000
Total Texas 10,000,000
Virginia - 0.5% (0.3% of Total Investments)
15,000 (k) Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Smithsonian Institution, Series 2003A, 4.250%, 12/01/33,
(Mandatory Put 2/7/2024)
1/24 at 100.00 15,000,000
Total Virginia 15,000,000
Washington - 0.2% (0.1% of Total Investments)
6,650 (k) Chelan County Public Utility District 1, Washington, Consolidated System
Revenue Bonds, Refunding Series 2008B, 3.650%, 7/01/32, (Mandatory
Put 2/7/2024)
1/24 at 100.00 6,650,000
Total Washington 6,650,000
Total Municipal Bonds
(cost $62,585,000) 62,585,000
Total Short-Term Investments
(cost $62,585,000) 62,585,000
Total Investments (cost $ 4,879,504,807 ) - 164 .8% 4,874,676,275
Floating Rate Obligations - (6.8)% (200,955,000)
MFP Shares, Net - (17.4)%(l) (515,626,755)
VRDP Shares, Net- (41.7)%(m) (1,233,953,840)
Other Assets & Liabilities, Net -  1.1% 34,675,686
Net Assets Applicable to Common Shares - 100% $ 2,958,816,366
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,755,242,211 $ 64,486 $ 4,755,306,697
Common Stocks – 56,784,578 – 56,784,578
Short-Term Investments:
Municipal Bonds – 62,585,000 – 62,585,000
Total
$ – $ 4,874,611,789 $ 64,486 $ 4,874,676,275

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NVG
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(k) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(l) MFP Shares, Net as a percentage of Total Investments is 10.6%.
(m) VRDP Shares, Net as a percentage of Total Investments is 25.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.